Prepayments, Deposits and Other Receivables	12 Months Ended
Mar. 31, 2025
Prepayments, Deposits and Other Receivables [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES	NOTE 5 — PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES
	As of March 31,
	2025	2024
	US$	US$
Utility deposits	387	383
Prepayments	438,563	11,317
Other receivables	15,750	15,607
Total	454,700	27,307